Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 678	$ 963	$ 852
Transition obligation			1
Total recognized in accumulated other comprehensive income	$ 678	$ 963	$ 853	$ 849